IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2019
IMPAIRMENT
Schedule of 12-month average trailing benchmark prices and exchange rates used in the ceiling tests

The following table outlines the 12-month average trailing benchmark prices and exchange rates used in Enerplus’ ceiling test as at December 31, 2019, 2018 and 2017:

			U.S. Henry
	WTI Crude Oil	Edm Light Crude	Hub Gas	Exchange Rate
Period	US$/bbl	CDN$/bbl	US$/Mcf	US$/CDN
2019	$55.85	$66.73	$2.58	1.33
2018	65.56	69.58	3.10	1.28
2017	51.34	63.57	2.98	1.30